Other investments (Tables)	12 Months Ended
Dec. 31, 2025
Financial assets measured at fair value through other comprehensive income [abstract]
Schedule of other investments	The Group holds the following investments:

Figures in million – SA rand	2025	2024	2023
Designated at FVTOCI investments:
Rand Mutual Assurance Company Limited	329	197	166
Furuya Metal Company Limited[1]	444	515	500
Aldebaran[2]	1,080	608	304
Generation Mining Limited[3]	325	64	106
ioneer Limited[4]	—	272	277
Other	12	8	22
Mandatorily measured at FVTPL investments:
Verkor S.A. (Verkor)[5]	933	904	951
EnHyWhere	18	41	107
Other	865	562	452
Amortised cost investments	265	336	294
Total other investments	4,271	3,507	3,179
1The Group holds approximately 4.88% in Furuya Metal Company Limited which is incorporated in Japan and listed on the Tokyo Stock Exchange. Its main business is the manufacture/sale of industrial-use precious metals
2The Group holds 14.34% in Aldebaran which is incorporated in Canada and listed on the Toronto Stock Exchange (TSX). Aldebaran is a mineral exploration company.
Subsequent to the reporting date, the Group's shareholding in Aldebaran reduced to 13.2% due to a capital raising transaction executed by Aldebaran
3The Group holds 12.14% in Generation Mining Limited which is incorporated in Canada and listed on the TSX. Generation Mining Limited is in the process of developing the
Marathon copper-palladium project. Subsequent to the reporting date, the Group's shareholding in Generation Mining Limited reduced to 10.2% due to a capital raising
4During 2025, the Group successfully disposed of its investment in ioneer through a block trade on the Australian Stock Exchange at AUD0.11 per share with total proceeds amounting to R186 million
5On 22 March 2022, the Group, through its wholly-owned subsidiary, Sibanye Battery Metals Proprietary Limited, invested in Verkor by subscribing for a €25 million
(R409 million) convertible bond. Verkor is a French Gigafactory project aiming to enter the European battery materials market as a manufacturer of low-carbon footprint batteries for application in electric vehicles and large-scale stationary storage markets. The convertible bond was converted into preference shares during September
2023. The convertible bond was recognised as an investment measured at fair value, with net gains and losses recognised in profit or loss. Subsequent to conversion, the preference shares continue to be measured at fair value through profit or loss. During September 2023, the Group also subscribed for a further €15 million (R303 million)
preference share investment, which is measured at fair value through profit or loss. The fair value of the total investment in Verkor amounted to R933 million at 31
December 2025 (2024: R904 million, 2023: R951 million), with R29 million (2024: R46 million loss, 2023: R93 million gain) recognised as a fair value gain for the year ended 31
December 2025